Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

December 15, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re: Investment Managers Series Trust (filing relates to 361 Managed Futures Strategy Fund and 361 Long/Short Equity Fund (the “Funds”))
(File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Post-Effective Amendment No. 194 to the Registrant’s Registration Statement (the “Amendment”) on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 201 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Funds.

The attached Amendment is being filed for the purpose of completing non-material information contained in the prospectus and statement of additional information for the Funds in connection with a request for acceleration of the effectiveness of the Amendment to December 15, 2011.

Please call the undersigned at (202) 373-6556 or Michael Glazer at (213) 680-6637 with any comments or questions relating to the filing.

Sincerely,

/s/ Joshua Sterling

Joshua Sterling